Investments - Mortgage Loans (Details) (Commercial Real Estate [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Movement in Mortgage Loans on Real Estate [Roll Forward]
New mortgage loans	$ 195.0	$ 177.0
Mortgage loans fully repaid	222.0	106.5
Mortgage loans foreclosed	8.5	16.7
Mortgage Loans on Real Estate	1,549.6	1,643.6
Scheduled Mortgage Loan Principal Repayments [Abstract]
2014	84.3
2015	144.9
2016	242.8
2017	174.9
2018	160.6
Thereafter	750.8
Category 1 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	69.2	94.0
Category 2 to 4 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	1,399.6	1,451.1
Category 5 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	30.6	60.2
Categories 6 and 7 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	$ 50.2	$ 38.3